LEASES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Leases [Abstract]
SCHEDULE OF LEASE EXPENSES

Supplemental lease expense related to leases was as follows (in thousands):

Lease Cost (in thousands)	Statements of Operations Classification	For the Three Months Ended July 31, 2021	For the Nine Months Ended July 31, 2021
Operating lease cost	General and administrative	-	1,301
Short-term lease cost	General and administrative	12	16
Variable lease cost	General and administrative	$4	165
Total lease expense		$16	1,482

Lease Cost (in thousands)	Statements of Operations Classification	For the Three Months Ended July 31, 2020	For the Nine Months Ended July 31, 2020
Operating lease cost	General and administrative	290	869
Short-term lease cost	General and administrative	83	249
Variable lease cost	General and administrative	$108	282
Total lease expense		$481	1,400

Supplemental lease expense related to leases was as follows (in thousands):

Lease Cost (in thousands)	Statements of Operations Classification	For the Year Months Ended October 31, 2020
Operating lease cost	General and administrative	$1,158
Short-term lease cost	General and administrative	320
Variable lease cost	General and administrative	547
Total lease expense		$2,025

SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to operating leases was as follows:

	For the Three Months Ended July 31, 2021	For the Nine Months Ended July 31, 2021
Cash paid for operating lease liabilities	$-	1,363

	For the Three Months Ended July 31, 2020	For the Nine Months Ended July 31, 2020
Cash paid for operating lease liabilities	$311	922
Supplemental cash flow information related to operating leases was as follows:
For the Fiscal Year Ended October 31, 2020
Cash paid for operating lease liabilities	$1,233

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET RELATED TO LEASES

Supplemental balance sheet information related to leases as of October 31, 2020 was as follows (in thousands):

Operating Leases:
Operating lease right-of-use assets	$4,839

Operating lease liability	$962
Operating lease liability, net of current portion	5,055
Total operating lease liabilities	$6,017

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

Other information related to leases where the Company is the lessee is as follows:

For the Fiscal Year Ended October 31, 2020
Weighted-average remaining lease term	5.1 years
Weighted-average discount rate	6.5%

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELLABLE LEASES

Future minimum lease payments under non-cancellable leases as of October 31, 2020 were as follows:

Fiscal Year ending October 31,
2021	$1,318
2022	1,369
2023	1,395
2024	1,419
2025	1,444
Thereafter	120
Total minimum lease payments	7,065
Less: Imputed interest	(1,048)
Total	$6,017

SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASE

Under ASC 840, future minimum payments under the Company’s operating lease were as follows (in thousands):

Fiscal Year ending October 31,
2021	$1,318
2022	1,369
2023	1,395
2024	1,419
2025	1,444
Thereafter	120
Total	$7,065